ASSET UNDER DEVELOPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Capitalized Costs, Oil and Gas Producing Activities, Net [Abstract]
Asset under development	$ 345,205,000	$ 0
Hilli Conversion to FLNGV
Capitalized Costs, Oil and Gas Producing Activities, Net [Abstract]
Purchase price installments	344,386,000
Interest costs capitalized	443,000
Other costs capitalized	376,000
Asset under development	345,205,000
Project completion period	31 months
Carrying value of vessel reclassified into assets under development	31,000,000
Estimated cost to complete project	$ 1,200,000,000